Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment	Dec. 31, 2023
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Manufacturing equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Furniture and equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Laboratory Equipment [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Leasehold improvements	Shorter of remaining lease term or useful life